MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.31

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	110	78.01%
Delinquency, No Missing Data	31	21.99%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	141	100.00%